[UNITED OF OMAHA LOGO]	ULTRA VARIABLE LIFE ULTRA-ACCESS VARIABLE ANNUITY ULTRANNUITY SERIES V VARIABLE ANNUITY ULTRA-REWARDS VARIABLE ANNUITY ULTRA-SELECT SERIES L VARIABLE ANNUITY

Prospectus Supplement Dated November 9, 2007

Important Information about
Pioneer Growth Shares VCT Portfolio

Effective November 9, 2007, the Pioneer Growth Shares VCT Portfolio will change its name to Pioneer Independence VCT. All references in the Prospectus to the Pioneer Growth Shares VCT Portfolio are changed to Pioneer Independence VCT.

Investors should retain this supplement for future reference.

UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services

Mailing Address: P.O. Box 750497, Topeka, Kansas 66675-0497 1-800-238-9354